Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Payables and Accruals [Abstract]
Salaries, wages and other benefits	$ 34,688	$ 52,116
Obligation under capital leases	12,236	9,777
Taxes, other than income	11,561	9,244
Third party commissions	5,097	6,968
Insurance liabilities	5,005	4,915
Provisions for litigation	1,137	4,715
Earn-outs related to acquisitions	770	4,304
Severance payments	710	3,542
Other	26,468	26,342
Accrued expenses and other liabilities	$ 97,672	$ 121,923